Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2011
Prepaid expenses and other receivables [Text Block]

5. Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Prepayments and other deposits	4,358	7,444	1,183
Loan receivable	26,400	2,000	318
Other receivables	8,632	17,228	2,737

Total prepaid expenses and other receivables	39,390	26,672	4,238

Prepayments and other deposits as of December 31, 2010 and 2011 include RMB353,000 and RMB550,000 (US$87,000), respectively, current portion of prepaid land use rights (Note 9); and RMB3,379,000 and RMB3,245,000 (US$516,000) advances to employees.

Loan receivable as of December 31, 2011 was a short-term loan made to a third party. It is an uncollateralized three-month loan with interest rate mirrored to prevailing market rate. This loan was fully repaid in March 2012.

Other receivables mainly include interest receivable and other miscellaneous receivables.